Loans Receivable and Allowance for Loan Losses (Consumer Loan Credit Exposures, Performing or Nonperforming) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Consumer loans receivable	$ 313,213	$ 296,432
Residential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Consumer loans receivable	97,766	83,899
Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Consumer loans receivable	215,447	212,533
Performing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Consumer loans receivable	303,597	290,383
Performing [Member] | Residential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Consumer loans receivable	90,727	80,696
Performing [Member] | Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Consumer loans receivable	212,870	209,687
Nonperforming [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Consumer loans receivable	9,616	6,049
Nonperforming [Member] | Residential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Consumer loans receivable	7,039	3,203
Nonperforming [Member] | Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Consumer loans receivable	$ 2,577	$ 2,846